Prospectus Supplement                                             210954  1/04

dated January 20, 2004 to:
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PUTNAM VARIABLE TRUST
Prospectuses dated April 30, 2003

In the section entitled "Who manages the funds?" the table entries with respect to Putnam VT Global Equity Fund and Putnam VT Investors Fund (to the extent that this prospectus otherwise offers these funds) in the table showing the investment management team members who coordinate the management of each fund's portfolio are replaced with the following:

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PUTNAM VT GLOBAL EQUITY FUND
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Global Core Team
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Portfolio leader            Since    Experience
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Shigeki Makino              2004     2000 - Present       Putnam Management
                                     Prior to Aug. 2000   Fidelity Investments
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Portfolio members           Since    Experience
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Mark A. Bogar               2002     1998 - Present       Putnam Management
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Josh H. Brooks              2004     2003 - Present       Putnam Management
                                     Prior to Apr. 2003   Delaware Investments
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David E. Gerber             2003     1996 - Present       Putnam Management
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Stephen S. Oler             2002     1997 - Present       Putnam Management
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PUTNAM VT INVESTORS FUND
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U.S. Core Team
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Portfolio leader            Since    Experience
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James C. Wiess              2004     2000 - Present       Putnam Management
                                     Prior to Apr. 2000   JP Morgan Company
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Portfolio members           Since    Experience
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Josh H. Brooks              2004     2003 - Present       Putnam Management
                                     Prior to Apr. 2003   Delaware Investments
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Richard P. Cervone          2002     1998 - Present       Putnam Management
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James Yu                    2003     2002 - Present       Putnam Management
                                     Prior to Oct. 2002   John Hancock Funds
                                     Prior to 2000        Merrill Lynch
                                                          Investment Management
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HV - 4821

PUTNAM INVESTMENTS

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